Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Profit/(loss) for the year	$ 3,043,779	$ (73,492,431)	$ (37,215,483)
Adjustments for:
Share-based compensation		53,245,233	4,407,853
Finance cost	5,187		58,726
Interest income	(595)	(22)	(33,717)
Depreciation of property, plant and equipment & investment property	286,334	729,393	757,516
Amortization of intangible assets		7,477	14,958
Amortization of prepayments and premiums paid under operating leases		66,748	81,474
Provision of inventory obsolescence		204,392	1,283
Bad debt provision of trade receivables		4,991,808	6,076,620
Loss/(gain) on disposal of property, plant and equipment		402	97,378
Provision of impairment loss in property, plant and equipment & investment property			2,944,979
Loss on disposal of subsidiary	342,953	9,193,736	(30,642)
Operating cash flows before movements in working capital	3,677,658	(5,053,264)	(22,839,055)
(Increase) in trade and other receivables	(9,924,198)	(545,788)	(3,284,084)
Decrease in inventories	433,870	438,849	547,593
Prepayments and premiums paid under operating leases		(3,267)	(3,411)
Increase in trade and other payables	1,248,305	262,510	515,003
Increase/ (decrease) in income tax payable	45,328	(56,451)	(175,469)
Decrease in deferred tax assets			17,463,604
NET CASH USED IN OPERATING ACTIVITIES	(4,519,037)	(4,957,411)	(7,775,819)
INVESTING ACTIVITIES
Interest received	595	21	33,717
Proceeds from long-term receivable	3,000,000
Cash (decrease)/increase due to disposal of a subsidiary	(374,556)	(9,442,759)	6,612
Proceeds on disposal of property, plant and equipment			5,400
Purchase of property, plant and equipment	(440)	(1,008)	(3,324,900)
NET CASH FROM/(USED IN) INVESTING ACTIVITIES	2,625,599	(9,443,746)	(3,279,171)
FINANCING ACTIVITIES
Interest paid	(5,187)		(58,726)
Repayment of borrowings	1,129,797
Advance from related party	748,869	2,220,098	117,697
Preferred stock subscription			6,900,000
NET CASH FROM FINANCING ACTIVITIES	1,873,479	2,220,098	6,958,971
NET DECREASE IN CASH AND CASH EQUIVALENTS	(19,959)	(12,181,059)	(4,096,019)
Effects of currency translation	(93,647)	(212,939)	389,643
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	520,916	12,914,914	16,621,290
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 407,310	$ 520,916	$ 12,914,914